3. Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation

We have prepared the accompanying unaudited financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Pursuant to these rules and regulations, we have condensed or omitted certain information and footnote disclosures we normally include in our annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In management’s opinion, we have made all adjustments (consisting only of normal, recurring adjustments) necessary to fairly present our financial position, results of operations and cash flows. Our interim period operating results do not necessarily indicate the results that may be expected for any other interim period or for the full year. These financial statements and accompanying notes should be read in conjunction with the financial statements and notes thereto in our Annual Report on Form 10-K for the year ended December 31, 2012 on file with the SEC.

There have been no material changes to our significant accounting policies as compared to the significant accounting policies described in the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2012.

Fair value of financial instruments

The carrying value of cash and cash equivalents approximate their fair value (determined based on level 1 inputs in the fair value hierarchy) based on the short-term nature of these financial instruments. The carrying values of notes payable and accrued interest approximate their fair value (determined based on level 3 inputs in the fair value hierarchy) because interest rates of notes payable approximate market interest rates.

Revenue recognition – license revenue

Revenue related to licensing agreement activity is recognized over the estimated term of the service period or when no further performance obligations exist. Payments received in advance of the related licensing agreement period are recorded as deferred revenue and recognized when earned. During the first quarter of 2013, we negotiated a new intellectual property license agreement that provides one customer with limited access to our intellectual property under certain conditions. This customer paid upfront fees for the specific rights and there are no future performance obligations. The upfront fee of $500,000 was recognized as revenue during the quarter and $109,167 in deferred revenue associated with this customer was recognized as all future performance obligations associated with the previous license agreements were cancelled with the agreement signed in the first quarter of 2013.

Concentrations of credit risk and business risk

In the three and nine months ended September 30, 2013, we derived approximately 54% and 50%, respectively, of our product revenue from our relationship with one contract manufacturing customer. No other customer accounted for more than 10% of revenue in the three or nine months ended September 30, 2013. At September 30, 2013, one contract manufacturing customer accounted for 39% of gross accounts receivable and no other customer accounted for more than 10% of gross accounts receivable. In the three and nine months ended September 30, 2012, we derived approximately 60% and 38%, respectively, of our product revenue from our relationship with one contract manufacturing customer, which we commenced deliveries to in the second quarter of 2012. At December 31, 2012, one contract manufacturing customer accounted for 36% of gross accounts receivable and one other customer accounted for 11% of gross accounts receivable. All license revenue recognized in the nine months ended September 30, 2013 and 2012 was derived from one customer.

Recent Accounting Pronouncements

There have been no new accounting pronouncements during the nine month period ended September 30, 2013, as compared to our Annual Report on Form 10-K for the year ended December 31, 2012, that are of significance, or potential significance, to us.

Stock-based compensation

The value, at the date of grant, of stock awarded under restricted stock unit grants is amortized as compensation expense over the vesting period.

Business

BioLife Solutions, Inc. ("BioLife,” “us,” “we,” “our,” or the “Company”) develops, manufactures and markets patented hypothermic storage and cryopreservation solutions for cells and tissues.  The Company’s proprietary HypoThermosol® and CryoStor® platform of solutions are marketed to academic and commercial organizations involved in the biobanking, drug discovery, and regenerative medicine markets. BioLife’s products are serum-free and protein-free, fully defined, and are formulated to reduce preservation-induced, delayed-onset cell damage and death.  BioLife’s enabling technology provides academic and clinical researchers significant improvements in post-thaw cell, tissue, and organ viability and function.  Additionally, for our direct, distributor, and contract customers, we perform custom formulation, fill, and finish services.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net loss per share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding plus dilutive common stock equivalents outstanding during the period. Common stock equivalents are excluded for the years ending December 31, 2012 and 2011 since the effect is anti-dilutive due to the Company’s net losses. Common stock equivalents include stock options and warrants.

Basic weighted average common shares outstanding, and the potentially dilutive securities excluded from loss per share computations because they are antidilutive, are as follows for the years ended December 31, 2012 and 2011:

	2012	2011
Basic and diluted weighted average common stock shares outstanding	69,679,854	69,679,854
Potentially dilutive securities excluded from loss per share computations:
Common stock options	20,379,602	17,873,277
Common stock purchase warrants	7,718,750	6,218,750

Cash and cash equivalents

Cash equivalents consist primarily of interest-bearing money market accounts. We consider all highly liquid debt instruments purchased with an initial maturity of three months or less to be cash equivalents. We maintain cash balances that may exceed federally insured limits. We do not believe that this results in any significant credit risk.

Inventories

Inventories represent biopreservation solutions and raw materials and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method.

Accounts receivable

Accounts receivable are stated at principal amount, do not bear interest, and are generally unsecured. We provide an allowance for doubtful accounts based on an evaluation of customer account balances past due ninety days from the date of invoicing. Accounts considered uncollectible are charged against the established allowance.

Property and equipment

Furniture and equipment are stated at cost and are depreciated using the straight-line method over estimated useful lives of three to ten years.

Deferred Financing Costs

Deferred financing costs consist of fees associated with obtaining or restructuring existing debt. These fees are amortized over the term of the related debt using the effective interest method.

Deferred Rent

For our operating leases, we recognize rent expense on a straight-line basis over the terms of the leases and, accordingly, we record the difference between cash rent payments and the recognition of rent expense as a deferred rent liability.  Landlord-funded leasehold improvements, to the extent the improvements are not landlord property upon lease termination, are also recorded as deferred rent liabilities and are amortized as a reduction of rent expense over the non-cancelable term of the related operating lease.

Revenue recognition

We recognize product revenue, including shipping and handling charges billed to customers, upon shipment of product when title and risk of loss pass to customers. Shipping and handling costs are classified as part of cost of product sales. Generally, revenue related to licensing agreement activity is recognized ratably over the estimated term of the service period. Payments received in advance of the related licensing agreement period are recorded as deferred revenue and recognized when earned.

Income taxes

We account for income taxes using an asset and liability method which generally requires recognition of deferred tax assets and liabilities for the expected future tax effects of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are recognized for the future tax effects of differences between tax bases of assets and liabilities, and financial reporting amounts, based upon enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. We evaluate the likelihood of realization of deferred tax assets and provide an allowance where, in management’s opinion, it is more likely than not that the asset will not be realized.

We have not recorded any liabilities for uncertain tax positions or any related interest and penalties. Our tax returns are open to audit for years ending December 31, 2009 to 2012.

Advertising

Advertising costs are expensed as incurred and totaled $15,607 and $16,521 for the years ended December 31, 2012 and 2011, respectively.

Fair value of financial instruments

We generally have the following financial instruments: cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and notes payable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these financial instruments. The carrying values of notes payable approximate their fair value because interest rates of notes payable approximate market interest rates.

Operating segments

As described above, our activities are directed in the life sciences field of biopreservation products and services. As of December 31, 2012 and 2011 this is the Company’s only operating unit and segment.

Concentrations of credit risk and business risk

In 2012, we derived approximately 46% of our product revenue from our relationship with one contract manufacturing customer, which we commenced deliveries to in the second quarter of 2012. No other customer accounted for more than 10% of revenue in 2012. At December 31, 2012, our contract manufacturing customer accounted for 36% of gross accounts receivable and one other customer accounted for 11% of gross accounts receivable. Either party may terminate the agreement with our contract manufacturing customer for any reason on six months’ notice. In 2011, no individual customer made up more than 10% of sales. At December 31, 2011, two customers accounted for approximately 29% of total gross accounts receivable.

Revenue from customers located in foreign countries represented 11% and 13% of total revenue during the years ended December 31, 2012 and 2011, respectively.

Research and development

Research and development costs are expensed as incurred.

Stock-based compensation

We use the Black-Scholes option pricing model as our method of valuation for share-based awards.  Share-based compensation expense is based on the value of the portion of the stock-based award that will vest during the period, adjusted for expected forfeitures.  Our determination of the fair value of share-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected life of the award, expected stock price volatility over the term of the award and historical and projected exercise behaviors.   The estimation of share-based awards that will ultimately vest requires judgment, and to the extent actual or updated results differ from our current estimates, such amounts will be recorded in the period estimates are revised. Although the fair value of share-based awards is determined in accordance with authoritative guidance, the Black-Scholes option pricing model requires the input of highly subjective assumptions and other reasonable assumptions could provide differing results.  Share-based compensation expense is recognized ratably over the applicable requisite service period based on the fair value of such share-based awards on the grant date.

The fair value of options at the date of grant is determined under the Black-Scholes option pricing model.  During the years ended December 31, 2012 and 2011, the following weighted-average assumptions were used:

Assumptions	2012	2011
Risk-free rate	0.77%	2.12%
Annual rate of dividends	––	––
Historical volatility	103.02%	92.91%
Expected life	6.7 years	6.0 years

The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant.  We do not anticipate declaring dividends in the foreseeable future.  Volatility was based on historical data.  We utilize the simplified method as allowed by SEC Staff Accounting Bulletin No. 107 and 110 in determining option lives.  The simplified method is used due to the fact that we have had significant structural changes in our business such that our historical exercise data may not provide a reasonable basis to estimate option lives.

We recognize compensation expense for only the portion of options that are expected to vest.  Therefore, management applies an estimated forfeiture rate that is derived from historical employee termination data.  The estimated forfeiture rate applied for the years ended December 31, 2012 and 2011 was 8.15% and 9.37%, respectively.  If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.  Our stock price volatility, option lives and expected forfeiture rates involve management’s best estimates at the time of such determination, all of which impact the fair value of the option calculated under the Black-Scholes methodology and, ultimately, the expense that will be recognized over the life of the option.

Recent accounting pronouncements

There have been no new accounting pronouncements made effective during the year ended December 31, 2012 or not yet effective, that are of significance, or potential significance, to us.

Liquidity

We have incurred annual operating losses since inception, and may continue to incur operating losses. For the fiscal years ended December 31, 2012 and December 31, 2011, we had net losses of $1,659,586 and $1,956,639, respectively. As of December 31, 2012, our accumulated deficit was $55,811,077. We may not be able to successfully achieve or sustain profitability. Successful transition to profitable operations is dependent upon achieving a level of revenues adequate to support our cost structure.